Short-term investments	12 Months Ended
Sep. 30, 2021
Short-term Investments
Short-term investments

5. Short-term investments

The Company’s short-term investments comprise of common shares of the following companies:

	September 30, 2021
	Number of
	Shares	($)

Contact Gold Corp.	2,362,941	93,434
Eminent Gold Corp.	200,000	131,858
Fortitude Gold Corp.	74,946	506,635
Lahontan Gold Corp.	325,000	89,279
McEwen Mining Inc.	53,600	55,952
Sanatana Resources Inc.	1,666,666	150,433
Solitario Royalty & Exploration Corp.	119,352	66,240
VR Resources Ltd.	100,000	23,938
		1,117,769

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in United States dollars unless otherwise stated)

5. Short-term investments (continued)

The short-term investments were acquired as part of the Company’s acquisition of Ely. At the time of acquisition, these investments had a fair value of $1,291,022. During the year ended September 30, 2021, the Company recognized a loss on the change in the fair value on short-term investments of $168,431 (2020: $Nil).